Segment Disclosures	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Disclosures [Line Items]
Segment Disclosures
16.	Segment Disclosures

During the three and nine months ended September 30, 2021, the Company had three operating segments including:

●	Technology. which is comprised of the ADEX Entities, AWS PR, and High Wire.

●	Construction, which is comprised of JTM and Tropical

●	Spectrum Global Solutions (SGS), which consists of the rest of the Company’s operations.

During the three and nine months ended September 30, 2020, the Company had two operating segments including:

●	Technology, comprised of High Wire

●	Construction, comprised of JTM.

Factors used to identify the Company’s reportable segments include the organizational structure of the Company and the financial information available for evaluation by the chief operating decision-maker in making decisions about how to allocate resources and assess performance. The Company’s operating segments have been broken out based on similar economic and other qualitative criteria. The Company operates the SGS reporting segment and the JTM segment in one geographical area (the United States) and the ADEX/AWS PR/TROP/High Wire operating segment in three geographical areas (the United States, Puerto Rico and Canada).

Financial statement information by operating segment for the three and nine months ended September 30, 2021 is presented below:

	Three Months Ended September 30, 2021				Nine Months Ended September 30, 2021
	Spectrum Global	Technology	Construction	Total	Spectrum Global	Technology	Construction	Total
Net sales	$-	$8,691,334	$2,676,699	$11,368,033	$-	$15,467,351	$8,768,586	$24,235,937
Operating (loss) income	(625,679)	(762,267)	253,583	(1,134,363)	(1,416,012)	(1,616,537)	1,564,914	(1,467,635)
Interest expense	226,656	47,822	3,090	$277,568	239,318	137,571	3,090	$379,979
Depreciation and amortization	-	153,289	24,794	178,083	-	218,664	37,346	256,010
Total assets as of September 30, 2021	1,021,785	33,139,807	3,393,650	37,555,242	1,021,785	33,139,807	3,393,650	37,555,242

Geographic information for the three and nine months ended and as of September 30, 2021 is presented below:

	Revenues
	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021	Long-lived Assets as of September 30, 2021
Puerto Rico and Canada	$540,559	$645,720	$11,858
United States	10,827,474	23,590,217	26,703,217
Consolidated total	11,368,033	24,235,937	26,715,075

Financial statement information by operating segment for the three and nine months ended September 30, 2020 is presented below:

	Three Months Ended September 30, 2020			Nine Months Ended September 30, 2020
	Technology	Construction	Total	Technology	Construction	Total
Net sales	$2,069,843	$1,580,536	$3,650,379	$7,775,868	$4,619,021	$12,394,889
Operating (loss) income	(562,776)	(38,816)	(601,592)	(1,141,203)	216,892	(924,311)
Interest expense	53,782	-	53,782	122,198	-	122,198
Depreciation and amortization	26,404	-	26,404	74,608	-	74,608
Total assets as of December 31, 2020	7,086,367	1,892,077	8,978,444	7,086,367	1,892,077	8,978,444

Geographic information for the nine months ended September 30, 2020 and as of December 31, 2020 is presented below:

	Revenues
	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2020	Long-lived Assets as of December 31, 2020
Puerto Rico	$-	$-	$-
United States	3,650,379	12,394,889	5,793,317
Consolidated total	3,650,379	12,394,889	5,793,317

Spectrum Global Solutions, Inc. [Member]
Segment Disclosures [Line Items]
Segment Disclosures
16.	Segment Disclosures

During the year ended December 31, 2020, the Company had two operating segments including:

●	ADEX/AWS PR/TROP, which is comprised of the ADEX Entities, AWS PR, and Tropical.

●	Spectrum Global Solutions (SGS), which consists of the rest of the Company’s operations.

During the year ended December 31, 2019, the Company had two operating segments including:

●	AWS/ADEX, which was comprised of the AWS Entities and the ADEX Entities.

●	Spectrum Global Solutions (SGS), which consists of the rest of the Company’s operations.

Factors used to identify the Company’s reportable segments include the organizational structure of the Company and the financial information available for evaluation by the chief operating decision-maker in making decisions about how to allocate resources and assess performance. The Company’s operating segments have been broken out based on similar economic and other qualitative criteria. The Company operates the SGS reporting segment in one geographical area (the United States) and the ADEX/AWS PR/TROP operating segment in three geographical areas (the United States, Puerto Rico and Canada).

Financial statement information by operating segment for the year ended December 31, 2020 is presented below:

	Year Ended December 31, 2020
	Spectrum Global	ADEX/AWS PR/TROP	Total
Net sales	$-	$18,677,444	$18,677,444
Operating loss	(3,815,443)	(489,339)	(4,304,782)
Interest expense	878,050	179,014	1,057,064
Depreciation and amortization	-	54,248	54,248
Total assets as of December 31, 2020	63,667	4,263,725	4,327,392

Geographic information as of and for the year ended December 31, 2020 is presented below:

	Revenues For The Year Ended December 31, 2020	Long-lived Assets as of December 31, 2020
Puerto Rico and Canada	$1,257,230	$14,186
United States	17,420,214	1,070,608
Consolidated total	18,677,444	1,084,794

Financial statement information by operating segment for the year ended December 31, 2019 is presented below:

	Year Ended December 31, 2019
	Spectrum Global	ADEX/AWS	Total
Net sales	$-	$25,496,071	$25,496,071
Operating (loss) income	(3,768,757)	278,736	(3,490,021)
Interest expense	1,208,441	481,737	1,690,178
Depreciation and amortization	-	52,696	52,696
Total assets as of December 31, 2019	11,783	5,649,146	5,660,929

Geographic information as of and for the year ended December 31, 2019 is presented below:

	Revenues For The Year Ended December 31, 2019	Long-lived Assets as of December 31, 2019
Puerto Rico and Canada	$1,629,319	$9,698
United States	23,866,752	1,103,128
Consolidated total	25,496,071	1,112,826